CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013
NET LOSS	$ (1,165,910)	$ (383,672)	$ (4,509,250)		$ (177,996)
OTHER COMPREHENSIVE LOSS, NET OF TAX
Foreign currency translation adjustment	(40,789)	130,829	(21,608)	[1]	(109,584)	[1]
COMPREHENSIVE LOSS	$ (1,206,699)	$ (252,843)	$ (4,530,858)		$ (287,580)

[1]	Net of taxes of $141,945 and $64,213 for the years ended December 31, 2014 and December 31, 2013, respectively.